Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Gross Amount	$ 135,258,172	$ 89,975,561
Offset Amount	(7,549,202)	0
Net amounts in Statement Financial Position	127,708,970	89,975,561
Subject to netting agreements	(51,070,424)	(43,538,475)
Total Net Amount	76,638,546	46,437,086
Financial Liabilities
Gross Amount	61,753,063	45,032,579
Offset Amount	(7,549,202)	0
Net amounts in Statement Financial Position	54,203,861	45,032,579
Subject to netting agreements	(51,070,424)	(43,538,477)
Total Net Amount	3,133,437	1,494,102
Derivate Instruments
Financial Liabilities
Gross Amount	4,741,593	14,083,858
Offset Amount	0	0
Net amounts in Statement Financial Position	4,741,593	14,083,858
Subject to netting agreements	(4,050,966)	(12,589,756)
Total Net Amount	690,627	1,494,102
Transfers from customers of other banks
Financial Liabilities
Gross Amount	40,249,552	26,584,027
Offset Amount	(7,549,202)	0
Net amounts in Statement Financial Position	32,700,350	26,584,027
Subject to netting agreements	(30,257,540)	(26,584,027)
Total Net Amount	2,442,810	0
Consumption of foreign cards
Financial Liabilities
Gross Amount	16,761,918	4,364,694
Offset Amount	0	0
Net amounts in Statement Financial Position	16,761,918	4,364,694
Subject to netting agreements	(16,761,918)	(4,364,694)
Total Net Amount	0	0
Derivate Instruments
Financial Assets
Gross Amount	5,629,415	17,606,446
Offset Amount	0	0
Net amounts in Statement Financial Position	5,629,415	17,606,446
Subject to netting agreements	(4,050,966)	(12,589,754)
Total Net Amount	1,578,449	5,016,692
Transfers from customers of other banks
Financial Assets
Gross Amount	79,748,440	45,192,225
Offset Amount	(7,549,202)	0
Net amounts in Statement Financial Position	72,199,238	45,192,225
Subject to netting agreements	(30,257,540)	(26,584,027)
Total Net Amount	41,941,698	18,608,198
Consumption of foreign cards
Financial Assets
Gross Amount	49,880,317	27,176,890
Offset Amount	0	0
Net amounts in Statement Financial Position	49,880,317	27,176,890
Subject to netting agreements	(16,761,918)	(4,364,694)
Total Net Amount	$ 33,118,399	$ 22,812,196